S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 06, 2026 USD ($) $ / shares shares
Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000	[1],[2]
A SPAC VI (Holdings) Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
A SPAC VI (Holdings) Corp [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,273,333	[1],[2]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
A SPAC VI (Holdings) Corp [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	176,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,765,000
A SPAC VI (Holdings) Corp [Member] | Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	184,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,840,000
A SPAC VI (Holdings) Corp [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Ashley Bancroft [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000	[1]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0065
Betty Liu [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000	[1]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0065
Chi Lun Lo [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000	[1]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0065

[1]	On [•], 2026, A SPAC VI (Holdings) Corp. transferred an aggregate of 60,000 of its founder shares, or 20,000 each to our three independent non-executive directors, at a price of $[0.0065] per share.
[2]	Prior to the consummation of this offering, the sponsor will forfeit 500,000 founder shares, and the at-risk capital investors will purchase 500,000 founder shares, which will result in the sponsor owning 2,773,333 founder shares out of its original founder shares if the underwriters’ over-allotment option is not exercised (or 3,273,333 founder shares out of its original founder shares if the underwriters’ over-allotment option is exercised in full).